INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 2) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$ 88,232,675		$ 88,232,675
Cumulative distributions from operating limited partnerships	(343,066)		(242,984)
Cumulative impairment loss in investments in operating limited partnerships	(26,555,983)		(19,633,177)
Cumulative losses from operating limited partnerships	(33,725,900)		(31,925,069)
Investments in operating limited partnerships per balance sheets	27,607,726		36,431,445
The fund has recorded capital contributions to the operating limited partnerships during the year ended which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements (see note A).	(476,470)		(655,098)
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(9,827,745)		(8,746,941)
The fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	333,626		333,626
Cumulative impairment loss in investments in operating limited partnerships	26,555,983		19,633,177
Other	35,351		4,754
Equity per operating limited partnerships' combined financial statements	44,228,471	44,228,471	47,000,963	47,000,963
Series Forty Seven [Member]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	25,829,698		25,829,698
Cumulative distributions from operating limited partnerships	(65,095)		(36,275)
Cumulative impairment loss in investments in operating limited partnerships	(8,199,492)		(6,099,586)
Cumulative losses from operating limited partnerships	(11,269,105)		(11,064,238)
Investments in operating limited partnerships per balance sheets	6,296,006		8,629,599
The fund has recorded capital contributions to the operating limited partnerships during the year ended which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements (see note A).	(91,653)		(91,653)
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(1,386,345)		(800,432)
The fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	8,199,492		6,099,586
Other	8,353		(5,759)
Equity per operating limited partnerships' combined financial statements	13,025,853	13,025,853	13,831,341	13,831,341
Series Forty Eight [Member]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	17,111,380		17,111,380
Cumulative distributions from operating limited partnerships	(112,494)		(85,663)
Cumulative impairment loss in investments in operating limited partnerships	(4,017,798)		(2,567,590)
Cumulative losses from operating limited partnerships	(8,147,469)		(7,832,428)
Investments in operating limited partnerships per balance sheets	4,833,619		6,625,699
The fund has recorded capital contributions to the operating limited partnerships during the year ended which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements (see note A).	0		(178,628)
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(411,422)		(263,057)
The fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	4,017,798		2,567,590
Other	10,976		2,420
Equity per operating limited partnerships' combined financial statements	8,450,971	8,450,971	8,754,024	8,754,024
Series Forty Nine [Member]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	45,291,597		45,291,597
Cumulative distributions from operating limited partnerships	(165,477)		(121,046)
Cumulative impairment loss in investments in operating limited partnerships	(14,338,693)		(10,966,001)
Cumulative losses from operating limited partnerships	(14,309,326)		(13,028,403)
Investments in operating limited partnerships per balance sheets	16,478,101		21,176,147
The fund has recorded capital contributions to the operating limited partnerships during the year ended which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements (see note A).	(384,817)		(384,817)
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(8,029,978)		(7,683,452)
The fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	333,626		333,626
Cumulative impairment loss in investments in operating limited partnerships	14,338,693		10,966,001
Other	16,022		8,093
Equity per operating limited partnerships' combined financial statements	$ 22,751,647	$ 22,751,647	$ 24,415,598	$ 24,415,598